PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES	12 Months Ended
Dec. 31, 2011
PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES
9.	PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES

The Group entered into several banking facilities with Standard Chartered Bank (Hong Kong) Limited (“SCB”), BOC, Guangdong Development Bank Holdings Company Limited (“GDB”) and the Hong Kong and Shanghai Banking Corporation Limited (“HSBC”). As of December 31, 2011 and 2010, the aggregate credit limit of these facilities amounted to RMB1,431,862 (USD227,500) and RMB886,233, respectively. These facilities include letters of guarantee, bank loans and irrevocable letters of credit. The banking facility with BOC also included an accounts receivable factoring agreement as disclosed in note 3. The credit limit and the respective secured deposits for the accounts receivable factoring agreement shares the same credit limit with the banking facility with BOC.

The Group’s banking facilities contain various covenants, including the Group’s consolidated net borrowing ratio not exceeding 0.25 times and the Company maintaining a tangible net worth of not less than RMB1,000,000 (USD158,884). Other conditions include the Company’s Chief Executive Officer remaining as the single largest beneficial owner of the Company and Chairman of the Board of Directors and actively involving in the management of the Group, the Company remaining as listed in NASDAQ and retaining at least 50% equity interest in those subsidiaries which entered into the banking facilities with the banks. As of December 31, 2011, the Group was in compliance with all covenants.

As of December 31, 2011 and 2010, the total outstanding bank borrowings amounted to RMB854,234 (USD135,724) and RMB505,888, respectively. The weighted average interest rate on outstanding bank borrowings as of December 31, 2011 was 2.2% (2010: 2.1%). The aggregate amount of funds secured as pledged deposits with the respective banks as of December 31, 2011 and 2010 amounted to RMB431,695 (USD68,589) and RMB332,050, respectively.

As of December 31, 2011 and 2010, the aggregate amount of unutilized banking facilities (including the unutilized facility amount under the accounts receivable factoring agreement with BOC) amounted to RMB318,319 (USD50,576) and RMB192,303, respectively.